NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2016
Summary of Changes in Noncontrolling Interest

The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2014, 2015 and 2016.

	Zhengbao Yucai	NetinNet	Total
	US$	US$	US$
Balance as of September 30, 2013, 2014 and 2015	—	—	—
Capital injection from noncontrolling interest shareholders	4,824	—	4,824
Noncontrolling interest shareholders resulting from the acquisition of NetinNet	—	6,533	6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(69)	(173)	(242)
Gain (loss) attributed to noncontrolling interest shareholders	226	(105)	121

Balance as of September 30, 2016	4,981	6,255	11,236